Schedule of Investments (unaudited)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Financial Services — 0.5%
Nuveen AMT-Free Quality Municipal Income Fund	1,750,000	$ 20,300,000
Total Common Stocks — 0.5% (Cost: $20,028,698)		20,300,000

	Par (000)
Corporate Bonds
Commercial Services & Supplies — 0.8%
Grand Canyon University, 5.13%, 10/01/28	$35,874	33,141,272
Total Corporate Bonds — 0.8% (Cost: $35,874,000)		33,141,272
Municipal Bonds
Alabama — 6.8%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	31,050	33,833,951
Series A, 5.25%, 05/01/55	14,000	15,487,670
Series B, 5.25%, 12/01/53	9,000	9,814,232
Series C, 5.50%, 10/01/54	25,000	27,932,833
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/49	5,000	5,399,594
5.50%, 10/01/53	5,485	5,991,058
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	31,150	34,039,645
Series B, 5.25%, 07/01/54	26,885	29,199,871
Series B-1, 5.75%, 04/01/54	53,565	59,884,290
Southeast Alabama Gas Supply District, Refunding RB, Series A, 5.00%, 08/01/54(a)	3,000	3,227,507
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.25%, 01/01/54	5,000	5,338,337
Series B, 5.00%, 01/01/54	36,495	39,184,028
		269,333,016
Alaska — 0.0%
Borough of North Slope Alaska, GO
Series A, 5.00%, 06/30/25	500	509,523
Series A, 5.00%, 06/30/27	500	532,894
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,000	917,407
		1,959,824
Arizona — 2.2%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(b)	3,165	3,264,042
Chandler Industrial Development Authority, RB, AMT, 5.00%, 09/01/42(a)	20,000	20,668,176
City of Mesa Arizona Utility System Revenue, RB
5.00%, 07/01/40	4,600	5,136,628
5.00%, 07/01/41	7,535	8,362,556
5.00%, 07/01/44	18,200	19,898,731
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	5,000	5,258,742
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,730,487
Security	Par (000)	Value
Arizona (continued)
City of Phoenix Civic Improvement Corp., Refunding RB, Series D, Junior Lien, 5.00%, 07/01/37	$5,000	$ 5,263,339
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 6.25%, 03/01/55	6,350	7,115,363
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	6,250	6,883,196
		85,581,260
Arkansas(b) — 1.2%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	5,355	5,349,919
AMT, 4.75%, 09/01/49	15,460	15,501,893
AMT, Sustainability Bonds, 7.38%, 07/01/48	23,000	25,736,902
		46,588,714
California — 7.4%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55(a)	17,975	19,372,138
California Enterprise Development Authority, RB, 10.00%, 11/15/32(b)	670	671,671
California Health Facilities Financing Authority, RB
5.00%, 02/01/36	5,000	5,261,750
5.00%, 02/01/37	5,000	5,240,809
Series A, 5.25%, 12/01/40	2,100	2,350,528
Series A, 5.25%, 12/01/41	2,850	3,169,611
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	18	18,624
California Infrastructure & Economic Development Bank, RB
Series A-4, AMT, 8.00%, 01/01/50(a)(b)	37,380	37,734,712
Sustainability Bonds, 4.00%, 10/01/44	5,000	5,195,462
Sustainability Bonds, 4.00%, 10/01/47	2,480	2,549,511
California Municipal Finance Authority, RB
5.38%, 07/01/34(b)	1,000	1,000,408
5.63%, 07/01/44(b)	2,760	2,760,869
6.00%, 07/01/44	1,960	1,961,155
6.00%, 08/01/44(b)	330	324,474
6.13%, 08/01/49(b)	285	282,210
Series A, AMT, 4.00%, 07/15/29	2,120	2,122,697
California Municipal Finance Authority, RB, S/F Housing, Series B, 5.88%, 08/15/49	1,000	1,001,058
California School Finance Authority, RB, Series A, 6.75%, 11/01/45(b)	1,395	1,397,125
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(b)	625	604,170
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/39	5,440	5,432,326
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/37	4,100	4,409,838
AMT, 5.00%, 05/15/40	9,500	10,136,682
Series A, AMT, Subordinate, 5.00%, 05/15/34	5,430	5,752,365
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	5,000	5,627,111
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	3,490	3,049,624
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	8,355	5,609,360
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	$10,420	$ 7,584,096
Sustainability Bonds, 4.00%, 07/01/58	5,880	4,259,935
Series B, Sustainability Bonds, 4.00%, 07/01/58	6,700	4,871,087
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	136,220	15,848,690
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/50	18,805	20,191,734
Series D, 5.00%, 07/01/47	17,555	19,335,208
Northern California Gas Authority No. 1, RB, Series B, 4.47%, 07/01/27(a)	2,380	2,417,486
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	10,000	10,550,725
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	5,000	5,648,272
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	11,670	12,587,974
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/31	5,750	6,317,539
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.25%, 05/01/49	5,875	6,361,922
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/34	4,685	5,064,415
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series A, Sustainability Bonds, 4.66%, 10/01/27	16,710	16,898,051
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series A, Sustainability Bonds, 5.00%, 10/01/44	5,000	5,491,320
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/43(b)(c)	20,000	7,860,239
State of California, Refunding GO, 5.00%, 09/01/43	7,080	7,938,827
		292,263,808
Colorado — 0.9%
Boulder Valley School District No. Re-2 Boulder, GO, (SAW), 5.00%, 12/01/42	4,335	4,850,921
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 5.00%, 11/15/47	19,520	20,995,801
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	1,395	1,075,809
Colorado Housing and Finance Authority, RB, M/F Housing, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	2,630	2,622,883
Flying Horse Metropolitan District No. 3, Refunding GOL, 6.00%, 12/01/49(b)	2,965	2,957,600
Town of Johnstown Colorado Water Revenue, RB, (BAM), 5.00%, 12/01/48	2,265	2,479,347
		34,982,361
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 11/15/49	5,000	5,097,748
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	$1,760	$ 1,908,966
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,125	3,125,146
State of Connecticut, GO
Series 2021 A, 4.00%, 01/15/28	1,580	1,653,416
Series E, 5.00%, 11/15/28	2,425	2,659,389
		14,444,665
Delaware(b) — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	14,928	14,661,843
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	340	362,086
5.63%, 07/01/53	800	859,699
		15,883,628
District of Columbia — 0.8%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/30	3,840	4,131,161
Series A, AMT, 5.00%, 10/01/37	3,250	3,546,808
Series A, AMT, 5.25%, 10/01/43	1,750	1,894,906
Series A, AMT, 5.00%, 10/01/44	3,500	3,621,379
Metropolitan Washington Airports Authority Aviation Revenue, Refunding RB
Series A, AMT, 5.00%, 10/01/30	6,000	6,502,926
Series A, AMT, 5.00%, 10/01/34	2,870	3,056,954
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	9,515	10,308,607
		33,062,741
Florida — 8.0%
Alta Lakes Community Development District, SAB
3.75%, 05/01/29	550	525,819
4.63%, 05/01/49	1,775	1,643,526
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	265	266,603
5.00%, 11/01/31	500	502,824
5.25%, 11/01/46	3,460	3,471,971
Brevard County Health Facilities Authority, Refunding RB, 4.00%, 11/15/31(b)	580	556,319
Canaveral Port Authority, ARB, Series B, 5.00%, 06/01/48	5,000	5,119,450
Capital Trust Agency, Inc., RB(b)
4.88%, 06/15/56	12,000	9,218,248
Series A, 5.00%, 06/15/49	5,000	4,747,272
Series A-2, 5.00%, 01/01/26	835	831,470
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/34	710	710,104
5.13%, 05/01/45	985	984,994
Central Florida Expressway Authority, RB
Series A, Senior Lien, (AGC), 5.00%, 07/01/42	1,500	1,677,568
Series A, Senior Lien, (AGC), 5.00%, 07/01/43	640	712,806
Series A, Senior Lien, (AGC), 5.00%, 07/01/44	750	831,128
Series B, Senior Lien, 5.00%, 07/01/44	5,940	6,286,831
Charles Cove Community Development District, SAB, 4.00%, 05/01/52	1,160	949,139

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.50%, 10/01/36	$2,925	$ 2,961,575
AMT, 4.00%, 10/01/51	2,600	2,267,122
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	8,510	9,708,566
City of Miami Florida, RB, Series A, 5.50%, 01/01/49	8,000	9,090,370
City of St Petersburg Florida Public Utility Revenue, RB, Series B, 5.00%, 10/01/52	5,000	5,351,038
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	4,000	4,343,256
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(b)(d)(e)	1,000	18,600
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/49	16,000	16,517,194
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	12,075	12,387,164
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/31	7,000	7,645,310
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/51	10,000	10,733,993
County of Miami-Dade Florida, RB
0.00%, 10/01/39(c)	15,765	8,808,999
Series A, 5.00%, 04/01/47	6,765	7,333,524
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/34	3,400	3,663,596
Series A, AMT, 5.00%, 10/01/35	1,650	1,779,284
Series A, AMT, 5.00%, 10/01/36	1,300	1,392,224
Series A, AMT, 5.00%, 10/01/41	1,150	1,219,107
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,067,616
County of Sarasota Florida Utility System Revenue, RB
5.25%, 10/01/47	14,795	16,453,128
5.25%, 10/01/52	4,995	5,471,509
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,065	2,067,564
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	860	706,644
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(d)(e)	3,842	2,713,032
Series A, 5.75%, 06/15/29	365	365,280
Series A, 6.00%, 06/15/34	440	440,342
Series C, 5.75%, 12/15/56	4,090	3,369,968
AMT, 5.00%, 05/01/29	1,140	1,162,403
Class A, AMT, 8.25%, 07/01/57(a)	11,000	11,113,643
Florida Development Finance Corp., Refunding RB(b)
Series A, 4.50%, 12/15/56	11,970	8,878,469
AMT, 12.00%, 07/15/32(a)	18,185	19,276,762
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.70%, 07/01/38	2,130	2,131,647
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	1,005	931,227
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,170	1,962,549
Series A-1, 4.10%, 05/01/48	1,400	1,203,158
Hillsborough County Aviation Authority, ARB
Series B, AMT, 5.50%, 10/01/49	3,005	3,320,922
Security	Par (000)	Value
Florida (continued)
Hillsborough County Aviation Authority, ARB (continued)
Series E, AMT, 5.00%, 10/01/43	$3,120	$ 3,210,535
Hillsborough County Aviation Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/40	8,440	8,451,082
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 11/15/49(f)	7,600	8,451,936
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	1,610	1,677,080
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	5,000	5,541,705
Lakewood Ranch Stewardship District, SAB
2.13%, 05/01/26	95	92,639
4.88%, 05/01/35	1,100	1,101,017
4.40%, 05/01/39	430	412,475
4.88%, 05/01/45	2,215	2,172,939
5.13%, 05/01/46	4,980	4,996,196
4.50%, 05/01/49	1,310	1,190,312
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	610	645,369
Series A, 6.00%, 05/01/54	1,100	1,157,728
Portico Community Development District, Refunding SAB, Series 1, 3.50%, 05/01/37	1,245	1,100,010
Reunion East Community Development District, SAB
Series 2021, 2.40%, 05/01/26	145	141,834
Series 2021, 4.00%, 05/01/51	2,685	2,215,583
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,015	2,515,957
School District of Broward County, GO, 5.00%, 07/01/51	26,045	27,902,433
Shadowlawn Community Development District, SAB, 5.50%, 05/01/44	1,550	1,610,466
St Johns County School Board, COP
Series A, (AGM), 5.25%, 07/01/46	785	880,510
Series A, (AGM), 5.50%, 07/01/49	1,750	1,972,940
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(d)(e)	142	69,847
Talavera Community Development District, SAB, 4.50%, 05/01/50	770	694,980
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(g)	490	487,958
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(d)(e)	535	5
Trout Creek Community Development District, SAB
5.50%, 05/01/35	2,325	2,338,783
5.63%, 05/01/45	3,605	3,622,103
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,537,079
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	125	122,410
3.25%, 05/01/41	2,025	1,656,338
5.75%, 05/01/44	1,500	1,586,978
6.00%, 05/01/54	575	605,179
		317,055,263
Georgia — 2.8%
Atlanta Urban Redevelopment Agency, RB(b)
3.63%, 07/01/42	5,605	5,027,957
3.88%, 07/01/51	2,630	2,193,819
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Clarke County Hospital Authority, Refunding RB, Series A, 5.00%, 07/01/46	$10,000	$ 10,172,603
Columbia County Hospital Authority, RB, Series A, (AGM), 5.00%, 04/01/48	3,445	3,697,919
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB
5.00%, 10/01/32	7,050	8,229,461
5.00%, 10/01/46	11,820	13,028,118
5.00%, 10/01/47	9,865	10,829,050
5.00%, 10/01/48	12,395	13,583,795
5.00%, 10/01/49	7,210	7,878,737
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	3,355	3,339,592
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	15,000	16,012,396
Series D, 5.00%, 05/01/54	7,725	8,245,284
State of Georgia, GO, Series A, 4.00%, 07/01/43	9,760	9,966,773
		112,205,504
Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	10,000	10,237,930
Idaho — 0.6%
Idaho Housing & Finance Association, RB
4.25%, 06/15/62(b)	5,910	4,818,429
Series A, 5.00%, 08/15/40	3,905	4,374,568
Series A, 5.00%, 08/15/48	10,140	11,114,937
Series A, 6.95%, 06/15/55(b)	5,150	5,528,402
		25,836,336
Illinois — 1.9%
Chicago Board of Education, GO, BAB, 6.04%, 12/01/29	7,310	7,275,274
Chicago Board of Education, Refunding GO, Series B, 4.00%, 12/01/35	6,730	6,618,181
Chicago O’Hare International Airport, Refunding ARB
Series D, 5.00%, 01/01/46	2,010	2,013,699
Series A, AMT, Senior Lien, 01/01/42(f)	1,850	2,010,033
Series A, AMT, Senior Lien, 01/01/43(f)	945	1,023,768
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(b)
2.27%, 12/01/24	308	306,479
2.53%, 12/01/25	327	320,598
2.69%, 12/01/26	267	258,877
2.87%, 12/01/27	221	212,587
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	4,875	4,946,114
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	10,079,931
Series A, 5.25%, 01/01/45	12,175	13,577,129
State of Illinois, GO
Series B, 5.25%, 05/01/47	4,000	4,398,380
Series B, 5.25%, 05/01/48	2,950	3,232,558
Series C, 5.00%, 12/01/45	11,225	12,055,674
Series C, 5.00%, 12/01/46	4,850	5,191,565
		73,520,847
Indiana — 0.4%
Indiana Finance Authority, RB, Series B, 1st Lien, Sustainability Bonds, 5.25%, 10/01/47	5,000	5,393,063
Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB
Series B, Sustainability Bonds, 5.00%, 02/01/43	$4,455	$ 4,958,758
Series B, Sustainability Bonds, 5.00%, 02/01/44	3,510	3,890,531
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48	3,150	3,678,947
		17,921,299
Iowa — 0.0%
Iowa Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 01/01/44(f)	750	791,962
Kansas — 0.2%
Kansas Development Finance Authority, RB, Series SR, 5.00%, 05/01/41	7,495	8,431,728
Kentucky — 0.2%
Kentucky Economic Development Finance Authority, RB, Series B, 5.00%, 08/15/33	5,000	5,249,721
Westvaco Corp., RB, 7.67%, 01/15/27(b)	3,100	3,240,980
		8,490,701
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A2, 5.05%, 12/01/34	18,540	18,852,436
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	16,115	17,321,296
		36,173,732
Maine — 0.7%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(b)	14,465	7,891,223
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)	18,500	17,083,285
Maine State Housing Authority, RB, S/F Housing, Series B, 3.75%, 11/15/38	3,075	3,063,608
		28,038,116
Maryland — 1.5%
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	1,220	1,220,607
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/49	7,500	7,849,255
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	3,660	3,817,086
County of Prince George’s Maryland, Refunding GOL, Series A, 5.00%, 08/01/40	4,500	5,107,806
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	10,405	10,852,989
Maryland State Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/46	17,085	18,406,650
State of Maryland, GO, Series A, 5.00%, 06/01/37	11,205	12,790,792
		60,045,185
Massachusetts — 1.9%
City of Boston Massachusetts, GO
Series A, 5.00%, 11/01/37	6,480	7,519,581
Series A, 5.00%, 11/01/40	10,075	11,493,308
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 05/01/48	10,000	10,910,641
Series D, 5.00%, 10/01/53	10,000	10,875,231
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.00%, 07/01/41	2,500	2,846,875

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB (continued)
Series A, 5.00%, 07/01/44	$3,000	$ 3,360,254
Series A, 5.00%, 07/01/47	5,575	6,164,075
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	5,099,585
5.00%, 10/01/43	5,000	5,060,827
Series J2, 5.00%, 07/01/48	5,000	5,171,062
Massachusetts Development Finance Agency, Refunding RB(b)
4.00%, 10/01/32	1,310	1,320,243
4.13%, 10/01/42	4,225	4,003,544
Massachusetts Water Resources Authority, Refunding RB, Series B, Sustainability Bonds, 5.25%, 08/01/48	1,500	1,694,403
		75,519,629
Michigan — 2.3%
Lansing Board of Water & Light, Refunding RB, Series A, 5.25%, 07/01/54	4,000	4,415,231
Michigan Finance Authority, RB
5.00%, 11/01/44	5,000	5,041,206
4.00%, 02/15/47	8,000	7,578,770
4.00%, 02/15/44	11,060	10,807,442
Series A, 6.50%, 06/01/57(b)(d)(e)	4,020	1,750,308
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(h)	145	150,962
5.00%, 12/01/45	19,825	20,083,467
Series A, 4.00%, 12/01/46	10,000	9,727,797
Series A, Class 1, 4.00%, 06/01/49	5,000	4,642,325
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	8,765	8,406,227
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/41	12,330	12,476,971
West Bloomfield School District, GO, Series I, (Q- SBLF), 5.00%, 05/01/42	5,950	6,614,779
		91,695,485
Minnesota — 0.1%
City of Minneapolis Minnesota, RB
4.00%, 11/15/39	3,250	3,291,210
4.00%, 11/15/40	2,000	2,013,078
		5,304,288
Mississippi — 0.1%
State of Mississippi, GO, Series C, 4.00%, 10/01/37	3,145	3,196,338
Missouri — 1.4%
Health & Educational Facilities Authority of the State of Missouri, RB
5.00%, 01/01/44	10,000	10,005,887
Series A, 4.00%, 05/15/48	4,395	4,160,337
Kansas City Industrial Development Authority, ARB
Series A, AMT, 5.00%, 03/01/33	4,865	5,090,372
Series A, AMT, 5.00%, 03/01/44	5,000	5,152,644
Kansas City Industrial Development Authority, RB
Series A, 10.00%, 11/15/37	2,735	2,503,027
Series C, 7.50%, 11/15/46	1,701	1,420,546
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	7,520	7,473,593
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	8,060	6,421,568
Security	Par (000)	Value
Missouri (continued)
Kansas City Industrial Development Authority, Refunding RB (continued)
Class D, 2.00%, 11/15/46	$3,597	$ 159,466
Metropolitan St Louis Sewer District, Refunding RB, Series A, 5.00%, 05/01/42	11,000	11,475,771
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	2,000	1,852,194
		55,715,405
Nebraska — 0.2%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,240	5,583,431
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 03/01/49	1,750	1,848,857
		7,432,288
Nevada — 1.1%
City of North Las Vegas Nevada, GOL, BAB, 6.57%, 06/01/40	5,175	5,837,690
Clark County Water Reclamation District, GOL
5.00%, 07/01/46	12,335	13,532,973
5.00%, 07/01/47	3,290	3,593,420
County of Clark Nevada, GOL, Series B, 4.00%, 12/01/39	4,900	4,966,628
Las Vegas Valley Water District, Refunding GOL, Series A, 5.00%, 06/01/46	13,000	13,217,709
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29(b)	220	219,862
Series A4, AMT, 8.13%, 01/01/50(a)	3,435	3,435,274
		44,803,556
New Hampshire — 0.8%
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Sustainability Bonds, 4.25%, 07/20/41	12,325	12,279,116
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/20/41(a)	11,285	11,058,397
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	9,180	7,519,862
		30,857,375
New Jersey — 0.8%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(i)	170	170,629
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(b)	265	256,751
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/41	5,725	5,851,322
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/46	5,000	5,494,352
Series S, Class BB, 4.00%, 06/15/50	7,275	7,115,488
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	11,300	11,703,047
		30,591,589
New Mexico — 0.2%
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 5.00%, 11/01/39(a)	9,500	9,591,531
New York — 9.4%
City of New York, GO
Series B, 5.25%, 10/01/47	4,015	4,420,987
Series C, 5.00%, 03/01/45	15,125	16,614,358
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
City of New York, GO (continued)
Series C, 5.25%, 03/01/47	$1,675	$ 1,872,059
Series C-1, 09/01/46(f)	20,000	22,424,396
Series D, 5.25%, 04/01/54	2,555	2,821,541
Series F-1, 4.00%, 03/01/47	2,000	1,933,464
Series F-1, 5.00%, 03/01/50	7,415	7,851,835
New York City Housing Development Corp., RB, M/F Housing
Series G-1, 3.90%, 05/01/45	5,000	4,470,807
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	9,570	9,687,605
New York City Municipal Water Finance Authority, RB
Series BB-1, 5.00%, 06/15/50	3,025	3,234,890
Series DD-1, 5.00%, 06/15/49	4,500	4,686,122
Sub-Series BB-1, 5.25%, 06/15/54	3,650	4,100,557
Sub-Series CC-1, 5.25%, 06/15/54	2,645	2,944,054
New York City Municipal Water Finance Authority, Refunding RB
4.00%, 06/15/41	10,000	10,080,928
Series BB-2, 4.00%, 06/15/42	3,835	3,865,972
Sub-Series BB-2, 5.25%, 06/15/47	7,000	7,949,858
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/48	13,315	14,743,669
Series A, Subordinate, 5.00%, 05/01/43	5,520	6,102,015
New York City Transitional Finance Authority, RB
Series C, 5.50%, 05/01/53	8,350	9,434,291
Series B, Subordinate, 5.00%, 05/01/45	1,500	1,652,113
Series B, Subordinate, 5.00%, 05/01/46	1,000	1,099,408
New York City Transitional Finance Authority, Refunding RB
Series A-1, Subordinate, 5.00%, 11/01/39	5,000	5,729,083
Series A-1, Subordinate, 5.00%, 11/01/40	2,855	3,238,560
Series A-2, Subordinate, 5.00%, 11/01/25	10,000	10,048,235
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/37	500	544,915
Series A, 4.00%, 03/15/40	19,200	19,764,620
Series A, 4.00%, 03/15/42	5,780	5,760,900
Series A, 4.00%, 03/15/46	11,300	11,307,816
Series A, 5.00%, 03/15/46	10,000	10,983,150
Series C, 5.00%, 03/15/41	10,000	10,555,876
Series C, 5.00%, 03/15/42	5,000	5,236,323
Series E, 5.00%, 02/15/25(h)	10	10,102
Series E, 5.00%, 03/15/48	5,495	5,743,383
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	5,000	5,196,940
New York State Thruway Authority, Refunding RB
Series A, 4.00%, 03/15/42	2,500	2,536,389
Series P, 5.00%, 01/01/49	2,000	2,193,808
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/43	7,000	7,813,551
New York State Urban Development Corp., Refunding RB, Series E, 4.00%, 03/15/42	8,000	8,055,453
New York Transportation Development Corp., ARB, AMT, 5.00%, 01/01/30	10,000	10,332,425
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/43	3,000	3,218,922
AMT, Sustainability Bonds, 5.25%, 06/30/44	4,000	4,270,645
AMT, Sustainability Bonds, 5.38%, 06/30/60	14,010	14,372,764
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,000	1,064,281
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Series 244, 5.00%, 07/15/39	$4,000	$ 4,640,900
Port Authority of New York & New Jersey, Refunding RB, Series 242, AMT, 5.00%, 12/01/39	2,410	2,649,229
Suffolk Regional Off-Track Betting Co., RB, 5.00%, 12/01/34	4,075	4,180,115
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.00%, 05/15/41	1,500	1,679,944
Series A, 5.00%, 05/15/42	1,700	1,895,018
Series A-1, 5.00%, 05/15/49	9,650	10,561,788
Triborough Bridge & Tunnel Authority, RB, Series C- 1A, Senior Lien, 5.00%, 05/15/51	10,750	11,480,296
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/57	11,120	11,856,026
Series A-1, 5.00%, 05/15/51	9,070	9,640,292
Series C, 5.25%, 05/15/52	16,700	18,228,366
Series C, Sustainability Bonds, 5.25%, 11/15/40	4,000	4,619,851
		371,400,895
North Carolina — 1.1%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 5.00%, 07/01/45	15,000	16,572,142
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series B, 5.00%, 06/01/49	6,290	6,920,361
North Carolina Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	5,000	5,651,469
North Carolina Medical Care Commission, RB
Series A, 5.00%, 10/01/44	375	387,233
Series A, 5.00%, 10/01/49	375	382,317
Series A, 5.13%, 10/01/54	195	199,450
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41	2,275	2,274,678
North Carolina Turnpike Authority, RB, Series A, (AGM), 5.00%, 01/01/58	9,250	9,827,117
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(b)	2,100	2,104,882
		44,319,649
North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 6.25%, 01/01/55	4,720	5,342,637
Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	21,150	19,441,502
County of Cuyahoga Ohio, Refunding RB
5.25%, 02/15/47	5,000	5,100,790
5.00%, 02/15/52	6,110	6,170,363
County of Hamilton Ohio Sewer System Revenue, RB, Series A, 5.00%, 12/01/49	3,375	3,696,636
North Ridgeville City School District, GO, 5.00%, 12/01/47	650	680,599
Ohio Housing Finance Agency, RB, S/F Housing
Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 7.00%, 03/01/49	1,250	1,506,547
Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/55	3,475	3,846,557

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/43	$13,750	$ 14,300,390
Ohio Water Development Authority, RB, Series A, Sustainability Bonds, 5.00%, 12/01/41	2,465	2,804,886
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	5,325,018
		62,873,288
Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	4,950	5,062,117
Oklahoma Water Resources Board, RB, Series A, 4.13%, 10/01/53	3,730	3,761,281
University of Oklahoma, RB
Series A, (BAM), 5.00%, 07/01/49	1,280	1,378,912
Series A, (BAM), 4.13%, 07/01/54	600	586,551
		10,788,861
Oregon — 1.0%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,642,490
Series A, 2nd Lien, 5.00%, 12/01/47	10,710	11,706,823
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/24(h)	865	866,338
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/52	10,000	10,477,815
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	162,630
University of Oregon, RB, Series A, 5.00%, 04/01/50	10,000	10,528,377
		40,384,473
Pennsylvania — 1.8%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/56	5,000	5,125,898
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/25	525	508,370
Series A, 5.25%, 12/01/45	1,500	1,047,288
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/51	10,000	10,316,619
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	8,765	8,800,266
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	5,000	5,160,165
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,465	1,467,282
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 12/31/38	5,000	5,098,718
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,252,413
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	10,000	10,364,988
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 6.00%, 10/01/54	7,000	7,709,090
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, Subordinate, 5.00%, 12/01/44	$3,000	$ 3,140,840
Philadelphia Authority for Industrial Development, Refunding RB, Series A, 5.00%, 09/01/35	5,000	5,140,763
Pittsburgh Water & Sewer Authority, Refunding RB, Series B, 1st Lien, (AGM), 5.00%, 09/01/38	4,500	5,128,767
		72,261,467
Puerto Rico — 8.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	222,915	15,119,914
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)(d)(e)	93,390	49,496,833
Series A-1, 0.00%, 11/01/43(a)(d)(e)	44,572	28,191,713
Series A-1, Restructured, 4.00%, 07/01/33	3,329	3,303,431
Series A-1, Restructured, 4.00%, 07/01/35	6,482	6,396,371
Series A-1, Restructured, 4.00%, 07/01/37	8,158	7,969,383
Series A-1, Restructured, 4.00%, 07/01/41	7,419	7,030,450
Series A-1, Restructured, 4.00%, 07/01/46	7,867	7,282,798
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	9,280	6,242,610
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(d)(e)	2,869	1,262,661
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(b)	4,135	3,902,617
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series B, 4.00%, 07/01/42	7,250	6,846,425
Series C, 3.50%, 07/01/26	22,010	21,287,840
Series C, 3.75%, 07/01/27	16,090	15,330,040
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(d)(e)	5,540	2,354,500
Series A, 7.00%, 07/01/33(d)(e)	7,445	3,164,125
Series A, 6.75%, 07/01/36(d)(e)	24,370	10,357,250
Series A, 5.00%, 07/01/42(d)(e)	16,625	7,065,625
Series A, 7.00%, 07/01/43(d)(e)	3,350	1,423,750
Series A-1, 10.00%, 07/01/19(d)(e)	928	394,296
Series A-2, 10.00%, 07/01/19(d)(e)	4,681	1,989,238
Series A-3, 10.00%, 07/01/19(d)(e)	6,867	2,918,558
Series B-3, 10.00%, 07/01/19(d)(e)	6,867	2,918,557
Series C-1, 5.40%, 01/01/18(d)(e)	18,867	8,018,575
Series C-2, 5.40%, 07/01/18(d)(e)	18,870	8,019,872
Series C-3, 5.40%, 01/01/20(d)(e)	1,908	810,678
Series C-4, 5.40%, 07/01/20(d)(e)	1,907	810,678
Series CCC, 5.25%, 07/01/26(d)(e)	8,495	3,610,375
Series CCC, 5.25%, 07/01/28(d)(e)	3,120	1,326,000
Series D-1, 7.50%, 01/01/20(d)(e)	9,399	3,994,533
Series D-2, 7.50%, 01/01/20(d)(e)	5,000	2,125,000
Series D-4, 7.50%, 07/01/20(d)(e)	7,444	3,163,609
Series TT, 5.00%, 07/01/18(d)(e)	3,620	1,538,500
Series TT, 5.00%, 07/01/20	1,690	718,250
Series WW, 5.50%, 07/01/17(d)(e)	4,300	1,827,500
Series WW, 5.50%, 07/01/18(d)(e)	6,025	2,560,625
Series WW, 5.50%, 07/01/20	1,000	425,000
Series WW, 5.38%, 07/01/24(d)(e)	4,545	1,931,625
Series WW, 5.25%, 07/01/25	2,300	977,500
Series WW, 5.25%, 07/01/33(d)(e)	2,725	1,158,125
Series WW, 5.50%, 07/01/38(d)(e)	3,980	1,691,500
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series XX, 5.25%, 07/01/17(d)(e)	$2,630	$ 1,117,750
Series XX, 5.25%, 07/01/35(d)(e)	1,310	556,750
Series XX, 5.75%, 07/01/36(d)(e)	1,825	775,625
Series XX, 5.25%, 07/01/40(d)(e)	34,125	14,503,125
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(d)(e)	7,025	2,985,625
Series AAA, 5.25%, 07/01/25	5,750	2,443,750
Series AAA, 5.25%, 07/01/28(d)(e)	4,870	2,069,750
Series BBB, 5.40%, 07/01/28	9,505	4,039,625
Series DDD, 5.00%, 07/01/19(d)(e)	2,000	850,000
Series DDD, 5.00%, 07/01/20	1,810	769,250
Series UU, 0.00%, 07/01/17(a)(d)(e)	1,295	550,375
Series UU, 0.00%, 07/01/18(a)(d)(e)	1,165	495,125
Series UU, 0.00%, 07/01/20(a)(d)(e)	10,400	4,420,000
Series UU, 4.45%, 07/01/31(a)(d)(e)	12,285	5,221,125
Series VV, 5.50%, 07/01/20	6,440	2,737,000
Series ZZ, 5.25%, 07/01/18(d)(e)	10,185	4,328,625
Series ZZ, 5.25%, 07/01/19(d)(e)	4,745	2,016,625
Series ZZ, 5.25%, 07/01/24(d)(e)	1,435	609,875
Series ZZ, 5.25%, 07/01/25(d)(e)	2,440	1,037,000
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(d)(e)	13,440	5,712,000
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	1,790	2,126,110
Series A-2, AMT, 6.50%, 01/01/42	1,170	1,385,413
Series A-2, AMT, 6.75%, 01/01/45	1,790	2,126,105
		319,833,558
South Carolina — 2.2%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB
5.00%, 01/01/47	2,500	2,734,542
5.00%, 01/01/49	5,955	6,328,118
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	6,110	6,789,393
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	2,310	2,405,989
6.00%, 10/01/51	6,240	6,424,412
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	12,640	13,653,257
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	5,680	6,253,537
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	6,915	6,863,655
Series A, 5.25%, 11/01/43	6,525	7,328,151
Series A, 5.25%, 11/01/44	5,880	6,571,552
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	5,000	5,187,140
South Carolina Public Service Authority, RB, Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,190,833
South Carolina Public Service Authority, Refunding RB
Series B, 5.00%, 12/01/41	5,000	5,085,412
Series B, (AGM), 5.00%, 12/01/49	7,520	8,138,768
		88,954,759
Security	Par (000)	Value
South Dakota — 0.2%
South Dakota Conservancy District, RB, Series A, 08/01/46(f)	$6,025	$ 6,705,888
Tennessee — 1.5%
County of Shelby Tennessee, Refunding GO, Series B, 4.00%, 04/01/40	9,950	10,101,649
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	8,925	9,083,708
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO, Series A, 4.00%, 01/01/40	1,665	1,706,686
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,448,643
Series A, Subordinate, 5.00%, 07/01/54	5,890	6,175,220
New Memphis Arena Public Building Authority, RB, CAB(g)
Convertible, 4.00%, 04/01/29	625	621,352
Convertible, 4.00%, 04/01/30	750	752,512
Convertible, 4.00%, 04/01/31	650	655,570
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	18,765	19,611,889
Tennessee Housing Development Agency, RB, S/F Housing, Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	4,525	5,032,934
		59,190,163
Texas — 10.6%
Alamo Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 06/15/51	10,000	10,785,811
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/28	210	212,458
7.88%, 11/01/62	5,865	6,166,999
Series A, 5.30%, 04/01/62	4,325	3,458,762
Arlington Independent School District, GO, (PSF), 4.00%, 02/15/40	9,445	9,146,775
Celina Independent School District, GO, (PSF), 5.00%, 02/15/47	4,850	5,245,874
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	2,970	3,060,016
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/39	7,000	7,891,379
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/49	6,035	6,603,115
City of Dallas Texas, Refunding GOL
Series A, 5.00%, 02/15/40	8,000	8,875,367
Series A, 5.00%, 02/15/41	6,020	6,635,716
City of El Paso Texas Water & Sewer Revenue, Refunding RB
4.00%, 03/01/39	2,000	2,034,569
5.25%, 03/01/49	7,500	8,293,251
5.00%, 03/01/52	10,000	10,614,159
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.50%, 07/15/30	1,000	1,001,724
Series A, AMT, 6.63%, 07/15/38	3,000	3,004,910
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series A, 1st Lien, Subordinate, 5.25%, 11/15/49	6,600	7,374,178
City of Houston Texas, GOL, Series A, 5.25%, 03/01/49	7,000	7,739,123
City of Houston Texas, Refunding GOL
Series A, 5.00%, 03/01/36	665	757,901

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Houston Texas, Refunding GOL (continued)
Series A, 5.00%, 03/01/37	$900	$ 1,020,540
Series A, 5.00%, 03/01/38	535	603,532
Series A, 5.25%, 03/01/40	350	398,367
Series A, 5.25%, 03/01/43	570	637,081
City of Marble Falls Texas, SAB(b)
3.38%, 09/01/26	100	99,209
3.88%, 09/01/31	200	197,707
4.13%, 09/01/41	730	695,635
4.38%, 09/01/51	1,000	921,951
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
5.00%, 02/01/47	3,530	3,607,293
Series A, 5.25%, 02/01/42	9,155	10,333,016
Series A, 5.25%, 02/01/43	6,515	7,319,741
Series A, 5.25%, 02/01/44	3,000	3,387,669
Series A, 5.25%, 02/01/49	9,580	10,597,792
Series B, 5.25%, 02/01/49	4,000	4,426,183
City of Seguin Texas, GOL, Series A, 5.25%, 09/01/57	10,000	10,723,002
Corpus Christi Independent School District, GO, (PSF), 4.13%, 08/15/53	5,000	4,975,069
County of Harris Texas, GOL, 5.00%, 09/15/54	11,000	11,923,870
County of Harris Texas, Refunding GOL
Series A, 5.00%, 09/15/38	1,300	1,481,385
Series A, 5.00%, 09/15/39	1,750	1,981,356
Series A, 5.00%, 09/15/40	1,815	2,037,594
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	3,170	3,426,593
Dalhart Independent School District, GO
(PSF), 5.00%, 02/15/41	755	823,251
(PSF), 5.00%, 02/15/42	1,345	1,460,679
(PSF), 5.00%, 02/15/43	500	540,936
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	10,000	10,680,820
Dallas Fort Worth International Airport, Refunding ARB, 11/01/48(f)	8,725	9,670,988
Denton Independent School District, GO, (PSF), 5.00%, 08/15/40	2,220	2,479,380
Fort Bend Independent School District, Refunding GO
Series A, (PSF), 5.00%, 08/15/43	3,640	4,043,492
Series A, (PSF), 5.00%, 08/15/44	945	1,045,598
Frisco Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/41	6,935	6,750,084
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class C, 5.00%, 07/01/54(a)	830	906,813
Medina Valley Independent School District, GO, (PSF), 5.00%, 02/15/45	6,215	6,755,946
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 6.75%, 10/01/52	395	395,329
Series B2, 4.50%, 10/01/26	2,030	2,021,215
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/48	14,310	15,370,898
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/40	3,700	4,176,666
Plano Independent School District, GO, 5.00%, 02/15/41	5,025	5,557,469
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	5,000	4,864,902
Security	Par (000)	Value
Texas (continued)
Port Authority of Houston of Harris County Texas, ARB (continued)
1st Lien, 5.00%, 10/01/53	$20,000	$ 21,668,260
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	27,045	24,008,324
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)	20,000	20,432,817
Port of Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(b)	20,670	18,012,522
Pottsboro Independent School District, GO, (PSF), 5.00%, 02/15/47	5,400	5,778,035
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series A, (FNMA), 4.43%, 04/01/43	4,810	4,796,943
San Jacinto Community College District, GOL, Series A, 4.00%, 02/15/41	4,765	4,619,833
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	10,000	10,640,750
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,894,404
Texas State University System, Refunding RB
5.00%, 03/15/25	1,515	1,532,902
5.00%, 03/15/41	3,500	3,892,188
Texas Water Development Board, RB
4.00%, 10/15/44	4,420	4,394,480
4.00%, 10/15/45	10,000	9,919,607
Van Alstyne Independent School District, GO, (PSF), 5.00%, 02/15/47	6,900	7,393,236
Wylie Independent School District/Collin County, GO, (PSF), 5.25%, 08/15/49	10,000	11,115,327
		419,340,766
Utah — 0.5%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/46	3,000	3,130,007
Series A, AMT, 5.25%, 07/01/48	10,000	10,315,076
Utah Charter School Finance Authority, RB(b)
5.63%, 06/15/26	155	155,324
5.63%, 06/15/54	4,930	4,921,517
		18,521,924
Virginia — 2.3%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	5,450	6,076,900
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	2,765	2,792,683
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(g)	6,638	4,781,951
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(b)	1,000	1,001,862
Chesapeake Bay Bridge & Tunnel District, RB
(AGM), 5.00%, 07/01/41	5,000	5,094,397
5.00%, 07/01/46	6,850	6,925,358
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,781,353
County of Fairfax Virginia, GO, Series A, (SAW), 4.00%, 10/01/38	2,150	2,252,457
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	5,635	5,663,801
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/47(b)	1,960	1,628,212
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	$2,700	$ 2,714,860
5.00%, 03/01/45	2,780	2,746,435
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	12,365	10,152,548
Virginia College Building Authority, RB
Series A, 4.00%, 02/01/42	5,180	5,301,717
Series A, 4.00%, 02/01/44	5,000	5,067,767
Virginia Commonwealth University Health System Authority, RB, Series A, 5.25%, 07/01/49	4,000	4,437,674
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	680	671,858
Series E-2, 4.55%, 10/01/49	1,965	1,937,197
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	2,000	2,020,466
AMT, 5.00%, 12/31/56	12,880	12,975,528
		90,025,024
Washington — 2.9%
County of King Washington Sewer Revenue, Refunding RB, Series A, 4.00%, 07/01/39	3,485	3,470,540
Energy Northwest, Refunding RB, 5.00%, 07/01/41	5,235	5,737,366
Kitsap County School District No. 100-C Bremerton, GO
Series C, (GTD), 5.00%, 12/01/42	1,500	1,682,194
Series C, (GTD), 5.00%, 12/01/43	1,300	1,450,592
Series C, (GTD), 5.00%, 12/01/44	1,275	1,416,823
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,095,086
Port of Seattle Washington, ARB, Series A, AMT, 4.00%, 05/01/43	5,000	4,657,926
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	5,750	6,192,004
Snohomish County School District No. 15 Edmonds, Refunding GO, (GTD), 5.00%, 12/01/42	4,000	4,487,274
State of Washington, GO
Series 2024-A, 5.00%, 08/01/43	24,025	26,645,029
Series B, 5.00%, 02/01/43	2,325	2,571,937
Series B, 5.00%, 06/01/47	6,675	7,293,652
Series B, 5.00%, 06/01/48	16,270	17,747,224
Series C, 5.00%, 02/01/46	10,000	11,052,393
Series D, 5.00%, 06/01/46	7,000	7,751,013
Washington State Housing Finance Commission, RB(b)
3.95%, 07/01/29	6,890	6,687,752
Series A, 4.00%, 07/01/27	295	291,042
Series A, 5.50%, 01/01/44	920	901,801
		115,131,648
Wisconsin — 0.8%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,506,765
AMT, 4.25%, 07/01/54	6,310	5,255,471
Public Finance Authority, RB(b)
6.25%, 10/01/31(d)(e)	1,285	109,225
7.00%, 10/01/47(d)(e)	1,285	109,225
Class B, 7.00%, 12/01/30	1,825	1,806,389
Series A, 7.00%, 11/01/46(d)(e)	5,085	2,459,869
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB(b) (continued)
Series B, 5.50%, 06/15/25	$195	$ 194,908
Public Finance Authority, Refunding RB
Series B, 6.13%, 10/01/49(b)	8,530	7,528,065
AMT, 4.00%, 08/01/35	4,840	4,795,422
University of Wisconsin Hospitals & Clinics, RB, Series A, Sustainability Bonds, 5.00%, 04/01/49	1,630	1,764,909
Wisconsin Health & Educational Facilities Authority, RB
Series A, 5.00%, 02/15/29	4,500	4,820,552
Series A, 5.75%, 08/15/59	1,575	1,675,030
		32,025,830
Total Municipal Bonds — 90.9% (Cost: $3,648,642,701)		3,604,656,934
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Florida — 1.7%
County of Broward Florida Convention Center Hotel Revenue, RB, 5.00%, 01/01/47	33,830	36,334,910
County of Miami-Dade Florida Transit System, RB
5.00%, 07/01/48	13,815	14,821,725
5.00%, 07/01/50	15,000	16,106,530
		67,263,165
Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	11,431,545
Kentucky — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	11,995	13,055,611
Massachusetts — 1.0%
Commonwealth of Massachusetts, GOL
Series C, 5.00%, 10/01/48	9,500	10,424,652
Series D, 5.00%, 10/01/50	25,000	27,272,754
		37,697,406
Nebraska — 0.8%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	28,050	31,166,062
New York — 0.3%
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	13,086,388
Texas — 0.5%
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	18,554,255
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.9% (Cost: $183,132,945)		192,254,432

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
San Antonio Housing Trust Public Facility Corp., Series 2024-11FN, Class PT, 4.45%, 04/01/43	$3,385	$ 3,377,274
Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $3,385,000)		3,377,274
Total Long-Term Investments — 97.2% (Cost: $3,891,063,344)		3,853,729,912
Short-Term Securities
Commercial Paper — 0.6%
Dallas Fort Worth International Airport, Refunding ARB
3.85%, 10/23/24	10,000	10,002,784
3.80%, 10/25/24	14,000	14,001,946
		24,004,730

	Shares
	Money Market Funds — 3.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.93%(k)(l)	155,780,825	155,796,403
	Total Short-Term Securities — 4.5% (Cost: $179,796,162)	179,801,133
	Total Investments — 101.7% (Cost: $4,070,859,506)	4,033,531,045
	Other Assets Less Liabilities — 0.8%	34,393,986
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.5)%	(101,004,823)
	Net Assets — 100.0%	$ 3,966,920,208

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 137,872,305	$ 17,924,098 (a)	$ —	$ —	$ —	$ 155,796,403	155,780,825	$ 661,606	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 20,300,000	$ —	$ —	$ 20,300,000
Corporate Bonds	—	33,141,272	—	33,141,272
Municipal Bonds	—	3,604,656,934	—	3,604,656,934
Municipal Bonds Transferred to Tender Option Bond Trusts	—	192,254,432	—	192,254,432
Non-Agency Mortgage-Backed Securities	—	3,377,274	—	3,377,274
Short-Term Securities
Commercial Paper	—	24,004,730	—	24,004,730
Money Market Funds	155,796,403	—	—	155,796,403
Unfunded Commitments(a)	—	—	47,293,726	47,293,726
	$176,096,403	$3,857,434,642	$47,293,726	$4,080,824,771

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $100,364,993 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Unfunded Commitments	Total
Assets
Opening balance, as of May 31, 2024	$ 66,552,404	$ 66,552,404
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	(19,258,678)	(19,258,678)

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Strategic Municipal Opportunities Fund

	Unfunded Commitments	Total
Purchases	$ —	$ —
Sales	—	—
Closing balance, as of August 31, 2024	$ 47,293,726	$ 47,293,726
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024(a)	$ (19,258,678)	$ (19,258,678)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments